Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 3,604,562	$ (61,126)
Other comprehensive income:
Change in unrealized appreciation of available-for-sale debt securities	15,394	0
Total other comprehensive income	15,394	0
Comprehensive income (loss)	$ 3,619,956	$ (61,126)